Financial assets, liabilities and financial results (telecom activities) - Bonds - Initial notional amount (Details) € in Millions, د.م. in Millions, £ in Millions, kr in Millions, $ in Millions	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 MAD (د.م.)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 NOK (kr)	May 11, 2021 EUR (€)
Disclosure of detailed information about borrowings [line items]
Initial nominal value						€ 500
Bonds maturing July 7, 2027 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value	€ 750
Bonds maturing July 15, 2027 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value	100,000
Bonds maturing September 16, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value	500
Bonds maturing January 14, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value	1,250
Bonds maturing June 27, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value	517
Bonds maturing September 14, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value	1,000
Bonds maturing October 13, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value | £		£ 255
Bonds maturing December 21, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value	272
Bonds maturing January 15, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value	35
Bonds maturing September 16, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value	500
Bonds maturing March 1, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value	500
Bonds maturing September 11, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value	750
Bonds maturing October 6, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value | £		700
Bonds maturing December 22, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value	410
Bonds maturing January 9, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value | £		650
Bonds maturing July 15, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value | $				$ 1,250
Bonds maturing May 12, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value	750
Bonds maturing September 12, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value	800
Bonds maturing September 17, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value	500
Bonds maturing November 24, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value	400
Bonds maturing December 5, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value	350
Bonds maturing December 18, 2025, 3.97 percent [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value	1,090		د.م. 1,090
Bonds maturing December 18, 2025, variable rate [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value	720		720
Bonds maturing September 4, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value	750
Bonds maturing November 30, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value | kr					kr 75
Bonds maturing December 10, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value	1,002		1,002
Bonds maturing December 10, 2026, variable rate [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value		788	788
Bonds maturing February 3, 2027 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value	750
Bonds maturing September 9, 2027 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value	500
Bonds maturing March 20, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value | د.م.			1,000
Bonds maturing April 11, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value | د.م.			د.م. 50
Bonds maturing July 24, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value | kr					kr 800
Bonds maturing November 20, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value | £		500
Bonds maturing January 15, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value	1,250
Bonds maturing April 11, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value	150
Bonds maturing June 22, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value	100
Bonds maturing January 16, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value	1,000
Bonds maturing September 12, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value	1,200
Bonds maturing September 17, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value	105
Bonds maturing November 6, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value	100
Bonds maturing March 1, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value	2,500
Bonds maturing May 29, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value	300
Bonds maturing December 5, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value	50
Bonds maturing December 8, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value	50
Bonds maturing January 5, 2032 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value	50
Bonds maturing January 15, 2032 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value	750
Bonds maturing April 7, 2032 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value	750
Bonds maturing September 4, 2032 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value	1,000
Bonds maturing January 28, 2033 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value	1,500
Bonds maturing September 30, 2033 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value	55
Bonds maturing January 23, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value	500
Bonds maturing June 12, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value	939
Bonds maturing July 11, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value | £		300
Bonds maturing April 16, 2038 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value	50
Bonds maturing January 13, 2042 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value	900
Bonds maturing February 6, 2044 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value	850
Bonds maturing September 4, 2049 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value	€ 750
Bonds maturing November 22, 2050 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value | £		£ 500